Exceptional items	6 Months Ended
Dec. 31, 2020
Exceptional Items [Abstract]
Exceptional items	Exceptional items
Exceptional items are those that in management’s judgement need to be disclosed separately. See page 44 for the definition of exceptional items and the criteria used to determine whether an exceptional item is accounted for as operating or non-operating.

	Six months ended 31 December 2020	Six months ended 31 December 2019
	£ million	£ million
Exceptional operating items
Ongoing litigation in Turkey	(15)	—
Guaranteed minimum pension equalisation	(5)	—
Reversal of provision for obsolete inventories	3	—
Impairment of Old Tavern brand	—	(59)
	(17)	(59)
Non-operating items
Step acquisitions	—	8
Sale of businesses and brands
United National Breweries	5	(7)
Loss on disposal of associate	—	(1)
	5	—

Exceptional items before taxation	(12)	(59)
Items included in taxation
Tax on exceptional operating items	—	14
Exceptional taxation	(42)	—
	(42)	14
Total exceptional items	(54)	(45)
Attributable to:
Equity shareholders of the parent company	(54)	(25)
Non-controlling interests	—	(20)
Total exceptional items	(54)	(45)

Operating exceptional items are charged to other operating expenses.
See page 17 for detailed explanation on exceptional items.